Revenue	6 Months Ended
Jun. 30, 2025
Revenue.
Revenue

Note 12 - Revenue

Disaggregated revenue under revenue contracts with customers classified by commodity, geography and type comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Commodity
Gold(1)	$258.4	$156.9	$504.2	$317.8
Silver	38.1	28.1	75.2	53.0
Platinum group metals(1)	7.5	8.0	15.3	16.2
Precious metals	$304.0	$193.0	$594.7	$387.0
Iron ore(2)	$7.2	$12.0	$19.6	$26.8
Other mining assets	3.0	1.7	7.4	4.7
Other mining	$10.2	$13.7	$27.0	$31.5
Oil	$30.6	$35.9	$65.5	$62.1
Gas	16.9	10.8	34.3	23.1
Natural gas liquids	5.0	4.2	10.7	9.5
Energy	$52.5	$50.9	$110.5	$94.7
Revenue from royalty, stream and working interests	$366.7	$257.6	$732.2	$513.2
Interest from loans receivable
Interest revenue	$2.7	$2.2	$5.6	$3.1
Other interest income	—	0.3	—	0.6
	$369.4	$260.1	$737.8	$516.9
Geography
South America	$140.7	$93.6	$292.2	$194.4
Central America & Mexico	43.4	16.8	79.9	41.6
United States	60.8	51.2	119.0	98.0
Canada(1)(2)	72.7	51.3	137.6	91.5
Rest of World	51.8	47.2	109.1	91.4
	$369.4	$260.1	$737.8	$516.9
Type
Revenue-based royalties	$142.0	$101.2	$277.0	$199.7
Streams(1)	186.2	127.8	382.1	260.0
Profit-based royalties	28.1	17.9	53.8	31.9
Interest revenue and other(2)	13.1	13.2	24.9	25.3
	$369.4	$260.1	$737.8	$516.9
1.	For Q2 2025, revenue includes a gain of nil for provisional pricing adjustments for gold and platinum group metals (Q2 2024 – a loss of $0.1 million and a gain of $0.2 million for gold and platinum group metals, respectively). For H1 2025, revenue includes gains of $0.1 million and $0.4 million for provisional pricing adjustments for gold and platinum group metals, respectively (H1 2024 – a gain of nil and a loss of $0.1 million, respectively).
2.	For Q2 2025, revenue includes dividend income of $1.4 million from the Company’s equity investment in LIORC (Q2 2024 – $5.1 million). For H1 2025, revenue includes dividend income of $3.6 million from the Company’s equity investment in LIORC (H1 2024 – $7.2 million).